Warrants (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2017
Warrants
Schedule of Warrant Activity

Whole share purchase warrants outstanding at July 31, 2017 are as follows:

	Number of	Weighted average
	whole share	exercise
	purchase warrants	price per share
Outstanding, January 31, 2017	130,682,120	$0.006
Issued	12,482,369	0.003
Expired	—	—
Exercised	(1,750,000)	0.003
Outstanding, July 31, 2017	141,414,489	$0.006

Exercisable, July 31, 2017	141,414,489	$0.006

	Number of whole share purchase warrants	Weighted average exercise price per share

Outstanding, January 31, 2015	59,566,708	$0.024
Issued	63,749,514	0.003
Expired	(24,584,937)	0.034
Exercised	-	-

Outstanding, January 31, 2016	98,731,285	$0.008
Issued	39,425,829	0.003
Expired	(7,474,994)	0.020
Exercised	-	-
Outstanding, January 31, 2017	130,682,120	$0.006

Exercisable, January 31, 2017	130,682,120	$0.006